Cover Page	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	TERRAN ORBITAL CORPORATION
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835512
Amendment Flag	true
Amendment Description	Amendment No. 2